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[ING FUNDS LETTERHEAD]




December 12, 2003


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     ING Variable Insurance Trust (the "Trust")
        SEC File Nos. 333-83071 and 811-9744

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 9 to the Trust that would be filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 9 to the Trust's Registration Statement on Form N-1A.

No fees are required in connection with this filing. Please contact the undersigned at (480) 477-2666 if you have any questions or comments.


Sincerely,



/s/ Huey P. Falgout, Jr.
---------------------------------
Huey P. Falgout, Jr.
General Counsel
ING Americas
U.S. Legal Services